Item 1. Report to Shareholders

T. ROWE PRICE NEW YORK TAX-FREE MONEY FUND
--------------------------------------------------------------------------------
AUGUST 31, 2004

                                                                     Certified
                                                                     Semiannual
                                                                     Report


This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. ROWE PRICE NEW YORK TAX-FREE MONEY FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]


NEW YORK TAX-FREE MONEY FUND
--------------------------------------------------------------------------------

As of 8/31/04

New York Tax-Free Money Fund  $12,603

Lipper New York Tax-Exempt Money Markets Funds Average  $12,547


                      Lipper
                    New York
                   Tax-Exempt              New York
                Money Markets              Tax-Free
                Funds Average            Money Fund

8/94              $    10,000           $    10,000

8/95                   10,315                10,316

8/96                   10,628                10,626

8/97                   10,948                10,949

8/98                   11,277                11,281

8/99                   11,565                11,576

8/00                   11,937                11,953

8/01                   12,284                12,313

8/02                   12,413                12,457

8/03                   12,493                12,542

8/04                   12,547                12,603

AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------
Periods Ended 8/31/04                          1 Year      5 Years     10 Years
--------------------------------------------------------------------------------

New York Tax-Free Money Fund                     0.48%        1.71%        2.34%

Lipper New York Tax-Exempt Money Market

Funds Average                                    0.45         1.65         2.29

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. ROWE PRICE NEW YORK TAX-FREE MONEY FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FUND PROFILE
--------------------------------------------------------------------------------

PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

Periods Ended                                      8/31/03              8/31/04
--------------------------------------------------------------------------------

Price Per Share                            $          1.00      $          1.00

Dividend Yield (7-Day Simple) *                       0.38%                0.73%

Weighted Average Maturity (days)                        60                   25

* Dividends earned for the last seven days of each period are annualized and divided by the fund's net asset value at the end of the period.

Note: A money fund's yield more closely reflects its current earnings than the total return.

PORTFOLIO DIVERSIFICATION
--------------------------------------------------------------------------------

                                                Percent of           Percent of
                                                Net Assets           Net Assets
                                                   8/31/03              8/31/04
--------------------------------------------------------------------------------

Housing Finance Revenue                               15.0%                15.3%

Educational Revenue                                   11.2                 13.0

Lease Revenue                                          4.2                 10.5

Electric Revenue                                       6.0                 10.0

Dedicated Tax Revenue                                 15.3                  9.2

Ground Transportation Revenue                          8.6                  8.3

General Obligation - Local                             7.5                  6.8

Water and Sewer Revenue                               11.5                  5.8

Air and Sea Transportation Revenue                     1.9                  4.8

General Obligation - State                             5.2                  2.6

Prerefunded Bonds                                      0.6                  2.1

All Other Sectors                                     14.3                  6.5

Other Assets Less Liabilities                         -1.3                  5.1
--------------------------------------------------------------------------------
TOTAL                                                100.0%               100.0%

QUALITY DIVERSIFICATION
--------------------------------------------------------------------------------

                                                Percent of           Percent of
                                                Net Assets           Net Assets
Periods Ended                                      8/31/03              8/31/04
--------------------------------------------------------------------------------

AAA                                                   83.2%                83.4%

AA                                                    16.8                 13.0

Not Rated                                              0.0                  3.6
--------------------------------------------------------------------------------
TOTAL                                                100.0%               100.0%

All securities purchased in the money fund are rated in the two highest categories (tiers) as established by the national rating agencies or, if unrated, are deemed to be of comparable quality by T. Rowe Price.

Source: Standard & Poor's; if Standard & Poor's does not rate a security, then Moody's Investors Service is used as a secondary source.

T. ROWE PRICE NEW YORK TAX-FREE MONEY FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


FUND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table ("Actual") provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table ("Hypothetical") is based on hypothetical account values and expenses derived from the fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund's actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds. You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE NEW YORK TAX-FREE MONEY FUND
--------------------------------------------------------------------------------

                          Beginning             Ending            Expenses Paid
                      Account Value      Account Value            During Period*
                             3/1/04            8/31/04        3/1/04 to 8/31/04
--------------------------------------------------------------------------------

Actual                 $      1,000     $      1,002.50         $          2.78

Hypothetical (assumes
5% return before
expenses)                     1,000            1,022.43                    2.80

* Expenses are equal to the fund's annualized expense ratio for the six-month period (0.55%), multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

T. ROWE PRICE NEW YORK TAX-FREE MONEY FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------

               6 Months       Year
                  Ended      Ended
                8/31/04    2/29/04    2/28/03    2/28/02    2/28/01    2/29/00

NET ASSET VALUE

Beginning
of period      $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000

Investment
activities

  Net investment
  income (loss)   0.003*     0.005*     0.009*     0.020*     0.034*     0.028*

Distributions

  Net investment
  income         (0.003)    (0.005)    (0.009)    (0.020)    (0.034)    (0.028)

NET ASSET VALUE

END OF PERIOD  $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
--------------------------------------------------------------------------------

Ratios/Supplemental
Data

Total return^      0.25%*     0.51%*     0.88%*     2.02%*     3.44%*     2.79%*

Ratio of total
expenses to
average net
assets             0.55%*+    0.55%*     0.55%*     0.55%*     0.55%*     0.55%*

Ratio of net
investment
income (loss)
to average
net assets         0.50%*+    0.52%*     0.88%*     2.01%*     3.39%*     2.76%*

Net assets,
end of period
(in thousands)  $112,063   $105,796   $112,059   $114,983   $115,274   $114,524


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 0.55% contractual expense limitation in effect through 6/30/05.

+    Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW YORK TAX-FREE MONEY FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2004

PORTFOLIO OF INVESTMENTS (1)                         $ Par                Value
--------------------------------------------------------------------------------
(Amounts in 000s)

NEW YORK  92.2%

Dormitory Auth. of the State of New York
    VRDN (Currently 1.34%) (FGIC Insured)            4,000                4,000

    6.00%, 2/15/05 (AMBAC Insured)                     300                  307

  Columbia Univ.
    1.60%, 7/1/14 (Tender 6/8/05)                    1,000                1,000

    TECP, 1.08 - 1.18%, 9/24 - 12/10/04              3,000                3,000

  Cornell Univ.
    VRDN (Currently 1.32%)                             455                  455

    VRDN (Currently 1.33%)                           2,450                2,450

    TECP, 1.11%, 9/14/04                             2,660                2,660

  Metropolitan Museum of Art, VRDN
  (Currently 1.33%)                                  2,058                2,058

Dutchess County IDA, Trinity-Pawling School
VRDN (Currently 1.30%)                               2,000                2,000

Jay Street Dev. Corp.
    VRDN (Currently 1.30%)                           1,500                1,500

    VRDN (Currently 1.33%)                           5,000                5,000

Long Island Power Auth., VRDN
(Currently 1.35%) (FSA Insured)                      4,000                4,000

Metropolitan Transportation Auth., VRDN
(Currently 1.34%) (FSA Insured)                      5,000                5,000

Nassau County, GO, 4.70%, 10/1/04
(FGIC Insured)                                         125                  125

Nassau County Interim Finance Auth.,
VRDN (Currently 1.30%) (FSA Insured)                 1,000                1,000

New York City, 6.00%, 2/15/12
(Prerefunded 2/15/05+)                                 745                  768

New York City, GO
    VRDN (Currently 1.33%)                           4,000                4,000

    VRDN (Currently 1.35%)                           1,400                1,400

    6.00%, 2/15/16 (Prerefunded 2/15/05+)              250                  258

New York City Housing Dev.
    VRDN (Currently 1.33%)                           3,000                3,000

    VRDN (Currently 1.37%) #                         2,000                2,000

  Multi-Family Housing
    VRDN (Currently 1.32%)                           2,500                2,500

    VRDN (Currently 1.35%) #                         4,000                4,000

New York City IDA
  American Society for Technion,
  VRDN (Currently 1.28%)                               900                  900

  MSMC Realty, VRDN (Currently 1.34%)                1,870                1,870

New York City Municipal Water Fin. Auth.
    VRDN (Currently 1.34%) (MBIA Insured)            3,000                3,000

    VRDN (Currently 1.34%) (FGIC Insured)            2,000                2,000

New York City Transitional Fin. Auth.
    VRDN (Currently 1.35%)                           3,385                3,385

    VRDN (Currently 1.36%)                           1,525                1,525

    2.00%, 11/1/04                                     100                  100

    5.00%, 2/1/05                                    1,075                1,091

    5.25%, 2/1/05 (Escrowed to Maturity)               330                  336

New York City Trust Cultural Resources,
Peirpont Morgan Library VRDN
(Currently 1.33%)                                    1,000                1,000

New York State, GO, 1.05%, 3/13/20
(Tender 10/7/04)                                     2,900                2,900

New York State Environmental Facs.,
4.00%, 3/15/05                                         940                  955

New York State Housing Fin. Agency
    VRDN (Currently 1.32%)                           1,000                1,000

  Multi-Family, VRDN (Currently 1.35%)
  (FHA Guaranteed) #                                 1,000                1,000

  River Terrace Assoc., VRDN
  (Currently 1.33%)                                    900                  900

New York State Local Gov. Assistance
    VRDN (Currently 1.32%) (FSA Insured)             2,395                2,395

    5.00%, 4/1/05 (AMBAC Insured)                      260                  266

New York State Mortgage Agency,
VRDN (Currently 1.32%) #                             2,700                2,700

New York State Power Auth.
    0.95%, 3/1/07 (Tender 9/1/04)                    3,460                3,460

    3.50%, 11/15/04                                    250                  251

    4.375%, 2/15/05                                    500                  508

    5.00%, 2/15/05 (Escrowed to Maturity)              300                  305

New York State Thruway Auth.
    4.20%, 1/1/05                                      250                  252

    6.00%, 1/1/25 (Prerefunded 1/1/05+)
    (FGIC Insured)                                   1,300                1,346

    6.00%, 4/1/05 (Escrowed to Maturity)               760                  781

Oneida County IDA, VRDN (Currently 1.27%)
(MBIA Insured)                                       2,990                2,990

Port Auth. of New York & New Jersey
    5.00%, 9/15/04 (FGIC Insured)                    1,250                1,252

  JFK International Air Terminal, VRDN
  (Currently 1.37%) (MBIA Insured) #                 4,180                4,180

Suffolk County Water Auth., VRDN
(Currently 1.30%)                                      600                  600

Triborough Bridge & Tunnel Auth., GO,
VRDN (Currently 1.33%) (FSA Insured)                   495                  495

Triborough Bridge & Tunnel Auth.
    VRDN (Currently 1.33%)                           3,000                3,000

    VRDN (Currently 1.37%)                             520                  520

    3.00%, 11/15/04                                  1,000                1,004

Westchester County, GO
    3.25%, 11/1/04                                     100                  100

    4.60%, 12/15/04                                    100                  101

    6.625%, 11/1/04                                  1,000                1,009

    6.70%, 2/1/05                                      345                  353

Westchester County IDA, Levister Redev. Corp.
VRDN (Currently 1.32%) #                             1,000                1,000

TOTAL NEW YORK (COST  $103,311)                                         103,311

PUERTO RICO  2.7%

Puerto Rico Electric Power Auth.,
VRDN (Currently 1.36%) (FGIC Insured)                2,995                2,995

TOTAL PUERTO RICO (COST  $2,995)                                          2,995

Total Investments in Securities

94.9% of Net Assets (Cost  $106,306)                                   $106,306
                                                                       --------


(1)  Denominated in U.S. dollars unless otherwise noted

#    Interest subject to alternative minimum tax

+    Used in determining portfolio maturity

AMBAC AMBAC Assurance Corp.

FGIC Financial Guaranty Insurance Company

FHA  Federal Housing Authority

FSA  Financial Security Assurance Inc.

GO   General Obligation

IDA  Industrial Development Authority/Agency

MBIA MBIA Insurance Corp.

TECP Tax-Exempt Commercial Paper

VRDN Variable-Rate Demand Note

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW YORK TAX-FREE MONEY FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2004

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (cost $106,306)        $            106,306

Other assets                                                              5,912

Total assets                                                            112,218

Liabilities

Total liabilities                                                           155

NET ASSETS                                                 $            112,063
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $                  3

Undistributed net realized gain (loss)                                       (5)

Paid-in-capital applicable to 112,040,567 no par
value shares of beneficial interest outstanding;
unlimited number of shares authorized                                   112,065

NET ASSETS                                                 $            112,063
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $               1.00
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW YORK TAX-FREE MONEY FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)

                                                                       6 Months
                                                                          Ended
                                                                        8/31/04
Investment Income (Loss)

Interest Income                                                            $580

Expenses

  Investment management                                                     229

  Custody and accounting                                                     45

  Shareholder servicing                                                      32

  Prospectus and shareholder reports                                         10

  Legal and audit                                                             6

  Registration                                                                3

  Trustees                                                                    3

  Miscellaneous                                                               2

  Reductions/repayments of fees and expenses

    Investment management fees (waived) repaid                              (27)

  Total expenses                                                            303

Net investment income (loss)                                                277

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                       (5)

INCREASE (DECREASE) IN NET

ASSETS FROM OPERATIONS                                     $                272
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW YORK TAX-FREE MONEY FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   8/31/04              2/29/04
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $           277      $           553

  Net realized gain (loss)                              (5)                  23

  Increase (decrease) in net assets
  from operations                                      272                  576

Distributions to shareholders

  Net investment income                               (277)                (553)

Capital share transactions *

  Shares sold                                       36,107               63,269

  Distributions reinvested                             268                  527

  Shares redeemed                                  (30,103)             (70,082)

  Increase (decrease) in net assets from
  capital share transactions                         6,272               (6,286)

Net Assets

Increase (decrease) during period                    6,267               (6,263)

Beginning of period                                105,796              112,059

END OF PERIOD                              $       112,063      $       105,796
                                           ---------------      ---------------

(Including undistributed net investment income of $3 at 8/31/04 and $3 at 2/29/04)

*    Capital share transactions at net asset value of $1.00 per share.

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW YORK TAX-FREE MONEY FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2004

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES


T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The New York Tax-Free Money Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust and commenced operations on August 28, 1986. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal, New York state, and New York City income taxes.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.


Valuation
Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Credits
The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly.


Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of August 31, 2004.

At August 31, 2004, the cost of investments for federal income tax purposes was $106,306,000.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At August 31, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $36,000.

The fund is also subject to a contractual expense limitation through June 30, 2005. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 0.55%. Through June 30, 2007, the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation. Pursuant to this agreement, at August 31, 2004, management fees waived remain subject to repayment by the fund in the following amounts: $118,000 through February 28, 2005 and $88,000 through June 30, 2007.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. For the six months ended August 31, 2004, expenses incurred pursuant to these service agreements were $32,000 for Price Associates and $24,000 for T. Rowe Price Services, Inc. At period-end, a total of $9,000 of these expenses was payable.

T. ROWE PRICE NEW YORK TAX-FREE MONEY FUND
--------------------------------------------------------------------------------
Certified Semiannual Report

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
--------------------------------------------------------------------------------

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund's Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC's Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words "Company Info" at the top of our homepage for individual investors. Then, in the window that appears, click on the "Proxy Voting Policy" navigation button in the top left corner.

Each fund's most recent annual proxy voting record is available on our Web site and through the SEC's Web site. To access it through our Web site, follow the directions above, then click on the words "Proxy Voting Record" at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available electronically on the SEC's Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC's Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330. The Form N-Q is also available on our Web site (troweprice.com).

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price State Tax-Free Income Trust


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 15, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 15, 2004



By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 15, 2004